UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.20549

                                    FORM 13F

                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                --------------

Check here if Amendment [ ]; Amendment Number:     ___________
This Amendment (Check only one.):       [X] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Titan Capital Group III, LP
          ---------------------------
Address:  405 Lexington Avenue
          --------------------
          51st Floor
          ----------
          New York, NY
          ------------

Form 13F File Number: 28-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven R. Skalicky
          ------------------
Address:  Chief Compliance Officer
          ------------------------
Phone:    (212) 750-5700
          --------------
Signature, Place, and Date of Signing:

                               New York, NY                    May 14, 2009
-------------------------      --------------                  ------------
     [Signature]              [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28- _______________     ____________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           NONE
                                             ----------

Form 13F Information Table Entry Total:      58
                                             ----------

Form 13F Information Table Value Total:      81,991.62
                                             ----------
                                             (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form  13F  File  Number     Name

____    28-_______________          ___________________________
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 INVEST-
                                 TITLE                                                           MENT     OTHER      VOTING
                                  OF                      VALUE       SHRS OR   SH/    PUT/      DISCRE-  MANA-     AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP       (X$1000)    PRN AMT   PRN    CALL      TION     GERS   SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

ALTERNATIVE ASSET MGMT ACQU      COM         '02149U101      55.85       5800   SH               Sole      -           SOLE

ALYST ACQUISTION CORP            COM        '02263A105       13.82       1800   SH               Sole      -           SOLE

AMERICAN INTL GROUP INC          UNIT
                                 99/99/9999  '026874115     237.07      48500   SH               Sole      -           SOLE

BANK OF AMERICA CORPORATION      COM         '060505104      75.00     200000   SH               Sole      -           SOLE

BANK OF AMERICA CORPORATION      COM         '060505104       0.00        100   SH               Sole      -           SOLE

BANK OF AMERICA CORPORATION      COM         '060505104   1,860.00    1000000   SH               Sole      -           SOLE

BEST BUY INC                     COM         '086516101     186.00      20000   SH               Sole      -           SOLE

BEST BUY INC                     COM         '086516101     697.50      75000   SH               Sole      -           SOLE

BRISTOW GROUP INC                COM         '110394103      56.25      75000   SH               Sole      -           SOLE

BRISTOW GROUP INC                PFD
                                 CNV 5.50%   '110394400   2,350.58      82447   SH               Sole      -           SOLE

COLUMBUS ACQUISITION CORP        COM         '198851107     127.35      16100   SH               Sole      -           SOLE

COMPANHIA VALE DO
RIO DOCE                    SPONSORED ADR    '204412209      20.10      30000   SH               Sole      -           SOLE

GLOBAL CONSUMER ACQST CORP       COM         '378983100   2,367.50     250000   SH               Sole      -           SOLE

GSC ACQUISITION COMPANY          COM         '40053G106     228.45      23600   SH               Sole      -           SOLE

HICKS ACQUISITION CO I INC       COM         '429086309     197.82      21000   SH               Sole      -           SOLE

ILLUMINA INC                     NOTE
                                 0.625% 2/1  '452327AB5  13,896.80    8000000   PRN              Sole      -           SOLE

LEGG MASON INC                   UNIT
                                 99/99/9999  '524901303   4,060.64     226598   SH               Sole      -           SOLE

MASTERCARD INC                   CL A        '57636Q104       0.26       3500   SH               Sole      -           SOLE

MCMORAN EXPLORATION CO           COM         '582411104       0.23       3000   SH               Sole      -           SOLE

MCMORAN EXPLORATION CO           COM         '582411104       3.54     141600   SH               Sole      -           SOLE

MCMORAN EXPLORATION CO           COM         '582411104      29.75     119000   SH               Sole      -           SOLE



COLUMN 1                         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 INVEST-
                                 TITLE                                                           MENT     OTHER      VOTING
                                  OF                      VALUE       SHRS OR   SH/    PUT/      DISCRE-  MANA-     AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP       (X$1000)    PRN AMT   PRN    CALL      TION     GERS   SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

MCMORAN EXPLORATION CO          PFD
                                MAND CNV     '582411500   6,000.90     144600   SH               Sole      -           Sole

MYLAN INC                       COM          '628530107       0.50      20000   SH               Sole      -           Sole

MYLAN INC                       COM          '628530107       3.75      30000   SH               Sole      -           Sole

MYLAN INC                       COM          '628530107      35.00      40000   SH               Sole      -           Sole

MYLAN INC                       COM          '628530107      37.50      12500   SH               Sole      -           Sole

MYLAN INC                       COM          '628530107      75.25     215000   SH               Sole      -           Sole

MYLAN INC                       COM          '628530107       4.16       6400   SH               Sole      -           Sole

MYLAN INC                       PFD CONV     '628530206  14,915.12      17233   SH               Sole      -           Sole

NUCOR CORP                      COM          '670346105       0.67      26800   SH               Sole      -           Sole

NUCOR CORP                      COM          '670346105       4.06     162400   SH               Sole      -           Sole

RESEARCH IN MOTION LTD          COM          '760975102     375.00      50000   SH               Sole      -           Sole

RESEARCH IN MOTION LTD          COM          '760975102      19.37      16700   SH               Sole      -           Sole

SLM CORP                        COM          '78442P106   1,124.81     441100   SH               Sole      -           Sole

SLM CORP                        COM          '78442P106     506.81     810900   SH               Sole      -           Sole

SLM CORP                        COM          '78442P106     680.00     200000   SH               Sole      -           Sole

SLM CORP                        COM          '78442P106      11.00     220000   SH               Sole      -           Sole

SLM CORP                        COM          '78442P106     563.03     317200   SH               Sole      -           Sole

SPDR TR                      UNIT SER 1      '78462F103   2,542.08     32000    SH               Sole      -           Sole

SPDR TR                      UNIT SER 1      '78462F103   2,144.88     27000    SH               Sole      -           Sole

SP ACQUISITION HOLDINGS INC     COM          '78470A104   2,228.19    234300   SH                Sole      -           Sole

SCHERING PLOUGH CORP            COM          '806605101      29.25     15000   SH                Sole      -           Sole

SCHERING PLOUGH CORP            COM          '806605101      27.50    100000   SH                Sole      -           Sole

SCHERING PLOUGH CORP            COM          '806605101     122.12     85700   SH                Sole      -           Sole

SCHERING PLOUGH CORP          PFD CONV \
                              MAN07          '806605705  10,710.00     51000   SH                Sole      -           Sole

SIMON PPTY GROUP INC NEW   PFD CONV I 6%     '828806802   1,844.33     58089   SH                Sole      -           Sole



COLUMN 1                         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 INVEST-
                                 TITLE                                                           MENT     OTHER      VOTING
                                  OF                      VALUE       SHRS OR   SH/    PUT/      DISCRE-  MANA-     AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP       (X$1000)    PRN AMT   PRN    CALL      TION     GERS   SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

STONELEIGH PARTNERS ACQUS CO     COM         '861923100   3,548.64    448627   SH                Sole      -           Sole

TARGET CORP                      COM         '87612E106   1,031.73     30001   SH                Sole      -           Sole

TARGET CORP                      COM         '87612E106       7.50     30000   SH                Sole      -           Sole

TARGET CORP                      COM         '87612E106       0.38     25000   SH                Sole      -           Sole

TARGET CORP                      COM         '87612E106       2.33    155000   SH                Sole      -           Sole

THORATEC CORP                    NOTE
                                 1.379% 5/1  '885175AB5   1,206.45   1500000   PRN               Sole      -           Sole

TRIPLECROWN ACQUISITION CORP     COM         '89677G109   1,876.00    200000   SH                Sole      -           Sole

UNITED THERAPEUTICS CORP DEL     NOTE
                                 0.500%10/1  '91307CAD4   1,036.30   1000000   PRN               Sole      -           Sole

VALE CAP LTD                     NT RIO
                                 P VALE      '91912C307   1,436.40     50400   SH                Sole      -           Sole

VICTORY ACQUISITION CORP         COM         '92644D100   1,351.35    136500   SH                Sole      -           Sole

BUNGE LIMITED                    COM         'G16962105      12.50     20000   SH                Sole      -           Sole

BUNGE LIMITED                    COM         'G16962105      12.25      2500   SH                Sole      -           Sole

